INCOME TAXES - Deferred income tax (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Non-current deferred tax assets:
Net operating loss carry forward	¥ 33,358	¥ 40,621
Impairment loss	35,215	35,119
Others	21,360	18,933
Non-current deferred income tax assets	89,933	94,673
Valuation allowances	(89,933)	(94,673)
Net non-current deferred income tax assets	¥ 0	¥ 0